Related Party Transactions	1 Months Ended
Jun. 30, 2012
Related Party Transactions
Related Party Transactions

Note 8 — Related Party Transactions

Management Agreement

In connection with the Company’s initial public offering (the “IPO”) in May 2012, the Company entered into a Management Agreement (the “Management Agreement”) with the Manager, which describes the services to be provided by the Manager and compensation for such services.  The Manager is responsible for managing the Company’s operations, including: 1) performing all of its day-to-day functions other than those provided by the Company’s chief financial officer; (2) determining investment criteria in conjunction with the board of directors; (3) sourcing, analyzing and executing investments, asset sales and financings; (4) performing asset management duties; and (5) performing financial and accounting management, subject to the direction and oversight of the Company’s board of directors. Pursuant to the terms of the Management Agreement, the Manager is paid a management fee equal to 1.50% per annum of the Company’s adjusted stockholders’ equity, calculated and payable (in cash) quarterly in arrears. For purposes of calculating the management fee, “adjusted stockholders’ equity” means the sum of the net proceeds from any issuances of the Company’s equity securities since inception (allocated on a pro rata daily basis for such issuances during the fiscal quarter of any such issuance), plus retained earnings, calculated in accordance with GAAP, at the end of the most recently completed fiscal quarter (without taking into account any non-cash equity compensation expense incurred in current or prior periods), less any amount paid for repurchases of the Company’s shares of common stock, excluding any unrealized gains, losses or other non-cash items that have impacted stockholder’s equity as reported in the Company’s financial statements prepared in accordance with GAAP, regardless of whether such items are included in other comprehensive income or loss, or in net income, and excluding one-time events pursuant to changes in GAAP and certain other non-cash charges after discussions between the Manager and the Company’s independent directors and after approval by a majority of the Company’s independent directors. However, if the Company’s stockholders’ equity for any given quarter is negative based on the calculation described above, the Manager will not be entitled to receive any management fee for that quarter.

In addition, the Company may be required to reimburse the Manager for certain expenses as described below. Expense reimbursements to the Manager are made in cash on a monthly basis following the end of each month. The Company’s reimbursement obligation is not subject to any dollar limitation. Because the Manager’s personnel perform certain legal, accounting, due diligence tasks and other services that outside professionals or outside consultants otherwise would perform, the Manager may be paid or reimbursed for the documented cost of performing such tasks, provided that such costs and reimbursements are in amounts which are no greater than those which would be payable to outside professionals or consultants engaged to perform such services pursuant to agreements negotiated on an arm’s-length basis.

The Management Agreement may be amended, supplemented or modified by agreement between the Company and the Manager. The initial term of the Management Agreement expires on May 15, 2015 and it is automatically renewed for one-year terms on each anniversary thereafter unless previously terminated as described below. The Company’s independent directors will review the Manager’s performance and any fees payable to the Manager annually and, following the initial term, the Management Agreement may be terminated annually upon the affirmative vote of at least two-thirds of the Company’s independent directors, based upon: (1) the Manager’s unsatisfactory performance that is materially detrimental to the Company; or (2) the Company’s determination that any fees payable to the Manager are not fair, subject to the Manager’s right to prevent such termination due to unfair fees by accepting a reduction of management fees agreed to by at least two-thirds (2/3) of the Company’s independent directors. The Company will provide the Manager 180 days prior notice of any such termination. Unless terminated for cause, the Company will pay the Manager a termination fee equal to three (3) times the average annual management fee earned by the Manager during the prior 24-month period immediately preceding the date of termination, calculated as of the end of the most recently completed fiscal quarter prior to the date of termination.

The Company may also terminate the Management Agreement at any time, including during the initial term, without the payment of any termination fee, with 30 days prior written notice from the Company’s board of directors for cause, which will be determined by a majority of the Company’s independent directors, which is defined as: i) the Manager’s continued material breach of any provision of the Management Agreement (including the Manager’s failure to comply with the Company’s investment guidelines); ii) the Manager’s fraud, misappropriation of funds, or embezzlement against the Company; iii) the Manager’s gross negligence in the performance of its duties under the Management Agreement; iv) the occurrence of certain events with respect to the bankruptcy or insolvency of the Manager, including an order for relief in an involuntary bankruptcy case or the Manager authorizing or filing a voluntary bankruptcy petition; v) the Manager is convicted (including a plea of nolo contendere) of a felony; or vi) the dissolution of the Manager.

For the period from May 15, 2012 (commencement of operations) through June 30, 2012, the Company incurred approximately $0.4 million in management fees.  In addition to the management fee, the Company is also responsible for reimbursing the Manager for certain expenses paid by the Manager on behalf of the Company and for certain services provided by the Manager to the Company.  For the period from May 15, 2012 (commencement of operations) through June 30, 2012, the Manager did not request reimbursement from the Company for any such expenses.  Notwithstanding the foregoing, any such expenses incurred by the Manager and reimbursed by the Company are typically included in the Company’s general and administrative expense on its statement of operations, or may be reflected on the balance sheet and associated statement of changes in stockholders’ equity, based on the nature of the item.  At June 30, 2012, approximately $0.4 million for management fees incurred but not yet paid was included in payable to related party on the balance sheet.

Offering Costs

For the period from May 15, 2012 (commencement of operations) through June 30, 2012, the Company incurred $1.2 million of offering costs in connection with the Company’s IPO of its common stock and concurrent private placements. The Manager has agreed to pay for all costs in excess of $1.2 million. At June 30, 2012, $1.2 million of these costs is included in payable to related party on the balance sheet.